UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2024
Date of reporting period: April 30, 2024

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(part of Davis Fundamental ETF Trust)
April 30, 2024
SEMI-ANNUAL REPORT

DAVIS FUNDAMENTAL ETF TRUST

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust (the “Funds”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
The views in this report were as of April 30, 2024 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.
Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Board of Trustees has directed Davis Selected Advisers, L.P. (“Adviser”) to vote the Funds’ portfolio securities in conformance with the Adviser’s Proxy Voting Policies and Procedures. A description of these policies and procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments and Daily Holdings
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ daily holdings is also available at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Management’s Discussion of Fund Performance
Performance Overview
Davis Select U.S. Equity ETF’s net asset value and market price returns1 (27.60% and 27.67%, respectively) outperformed the 20.98% return of the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended April 30, 2024 (the “period”).
Index Overview
S&P 500®
•
Strongest performing sectors2
-
Communication Services (+28%), Financials (+26%), and Information Technology (+25%)
•
Weakest performing sectors
-
Real Estate (+11%), Energy (+12%), and Health Care (+14%)
Contributors3 to Performance
•
Communication Services - outperformed the Index sector (+41% vs +28%) and overweight (average weighting 16% vs 9%)
-
Meta Platforms4 (+43%) - largest individual contributor
-
Alphabet (+31%)
•
Financials - outperformed the Index sector (+30% vs +26%) and significantly overweight (average weighting 43% vs 13%)
-
Capital One Financial (+43%), Wells Fargo (+52%), Berkshire Hathaway (+16%), and Bank of New York Mellon (+35%)
•
No exposure in Consumer Staples, Energy, Real Estate, or Utilities
•
Individual holdings - Amazon.com (+31%), Applied Materials (+51%), Owens Corning (+50%), and Viatris (+33%)
Detractors from Performance
•
Significantly underweight in Information Technology sector - (average weighting 7% vs 29%)
-
Intel (-16%)
•
Individual holdings - Humana (-20%) and Markel (-1%)
-
Humana - largest individual detractor (purchased in January)
•
Repurchase agreement position (cash) in a strong market (3% average position)

Davis Select U.S. Equity ETF’s investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, focused portfolio risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, mid- and small-capitalization companies risk, and shareholder concentration risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2024, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2024, unless otherwise noted.
1 The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
2 The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
3 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
4 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor's 500® Index for an investment made at NAV on January 11, 2017

$27,000
$25,000
$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
S&P 500®
DUSA - NAV
S&P 500®
$25,167
DUSA
$21,244
01/11/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24

Average Annual Total Return for periods ended April 30, 2024

Fund & Benchmark Index	1-Year	5-Year	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	34.83%	11.30%	10.87%	0.60%	0.60%
DUSA - Market Price	34.95%	11.28%	10.87%	0.60%	0.60%
S&P 500® Index	22.66%	13.18%	13.47%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. The Adviser has contractually agreed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65% until March 1, 2025. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be modified prior to that date, without the consent of the Board of Trustees. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.
Average Annual Total Return for periods ended March 31, 2024

	1-Year	5-Year	Since Fund's Inception (01/11/17)
DUSA - Net Asset Value (NAV)	46.09%	13.94%	11.73%
DUSA - Market Price	46.79%	13.96%	11.76%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Management’s Discussion of Fund Performance
Performance Overview
Davis Select Financial ETF’s net asset value and market price returns1 (26.72% and 27.01%, respectively) outperformed the 25.97% return of the S&P 500® Financials Index (the “Index”) for the six-month period ended April 30, 2024 (the “period”).
Index Overview
S&P 500® Financials Index
•
Strongest performing industries2
-
Consumer Finance (+56%) and Banks (+43%)
•
Weakest performing industries
-
Insurance (+15%) and Financial Services (+19%)
Contributors3 to Performance
•
Significantly overweight in Banks - (average weighting 45% vs 25%)
-
Wells Fargo4 (+52%), Fifth Third Bancorp (+57%), JPMorgan Chase (+40%), PNC Financial (+37%), U.S. Bancorp (+30%), and Danske Bank (+28%)
•
Financial Services - outperformed the Index industry (+26% vs +19%) and underweight (average weighting 10% vs 33%)
-
Berkshire Hathaway (+16%)
•
Overweight in Consumer Finance - (average weighting 13% vs 4%)
-
Capital One Financial (+43%) - largest individual contributor
-
American Express (+61%)
•
Individual holding from Capital Markets - Bank of New York Mellon (+35%)
Detractors from Performance
•
Banks - underperformed the Index industry (+36% vs +43%)
-
Metro Bank Holdings (-20%)
•
Insurance - underperformed the Index industry (+7% vs +15%)
-
Ping An Insurance (-10%), Everest Group (-7%), and Markel (-1%)
•
Capital Markets - underperformed the Index industry (+17% vs +24%)
-
Julius Baer Group (-3%) - largest individual detractor
•
Consumer Finance - underperformed the Index industry (+48% vs +56%)

Davis Select Financial ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, mid- and small-capitalization companies risk, and shareholder concentration risk. See the prospectus for a full description of each risk.
Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2024, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2024, unless otherwise noted.
1 The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
2 The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
3 A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
4 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor’s 500® Financials Index for an investment made at NAV on January 11, 2017

$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
S&P 500® Financials
DFNL - NAV
S&P 500® Financials $19,886
DFNL $18,887
01/11/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24

Average Annual Total Return for periods ended April 30, 2024

Fund & Benchmark Index	1-Year	5-Year	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	24.62%	8.86%	9.10%	0.63%	0.63%
DFNL - Market Price	24.59%	8.86%	9.09%	0.63%	0.63%
S&P 500® Financials Index	24.02%	9.88%	9.87%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor’s 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. The Adviser has contractually agreed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65% until March 1, 2025. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be modified prior to that date, without the consent of the Board of Trustees. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.
Average Annual Total Return for periods ended March 31, 2024

	1-Year	5-Year	Since Fund's Inception (01/11/17)
DFNL - Net Asset Value (NAV)	31.10%	11.14%	9.65%
DFNL - Market Price	31.33%	11.17%	9.65%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Management’s Discussion of Fund Performance
Performance Overview
Davis Select Worldwide ETF’s net asset value and market price returns1 (22.56% and 23.04%, respectively) outperformed the 19.77% return of the Morgan Stanley Capital International All Country World Index (“MSCI” or the “Index”) for the six-month period ended April 30, 2024 (the “period”).
Index Overview
MSCI
•
Strongest performing sectors2
-
Industrials (+26%), Information Technology (+26%), and Financials (+24%)
•
Weakest performing sectors
-
Consumer Staples (+9%), Real Estate (+12%), and Energy (+12%)
Contributors3 to Performance
•
Communication Services - outperformed the Index sector (+33% vs +23%) and overweight (average weighting 13% vs 8%)
-
Meta Platforms4 (+43%) - largest individual contributor
•
Consumer Discretionary - outperformed the Index sector (+23% vs +18%)
-
Meituan (-1%) and Amazon.com (+31%)
-
Meituan - fluctuation of the stock price enabled the Fund to benefit from timely purchases during the period
•
Significantly overweight in Financials sector - (average weighting 39% vs 16%)
-
Wells Fargo (+52%), Danske Bank (+28%), Capital One Financial (+43%), and DBS Group Holdings (+21%)
•
Underweight in Consumer Staples (average weighting 1% vs 7%) and Energy (average weighting 1% vs 5%)
•
Individual holdings - Hollysys Automation Technologies (+25%), Teck Resources (+40%), and Applied Materials (+51%)
-
Hollysys Automation Technologies - no longer a Fund holding
Detractors from Performance
•
Financials - underperformed the Index sector (+20% vs +24%)
-
AIA Group (-15%), Ping An Insurance (-10%), Julius Baer Group (-3%), and Metro Bank Holdings (-20%)
•
Underweight in Industrials (average weighting 2% vs 11%) and Information Technology (average weighting 10% vs 23%), the two strongest performing sectors of the Index
•
Individual holdings - Humana (-20%) and Darling Ingredients (-4%)
-
Humana - largest individual detractor (purchased in January)

Davis Select Worldwide ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, China risk-generally, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, mid- and small-capitalization companies risk, and shareholder concentration risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2024, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2024, unless otherwise noted.
1 The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
2 The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
3 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
4 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment made at NAV on January 11, 2017

MSCI ACWI®
DWLD - NAV
MSCI ACWI®
$20,105
DWLD
$17,662
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24

Average Annual Total Return for periods ended April 30, 2024

Fund & Benchmark Index	1-Year	5-Year	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	20.45%	6.79%	8.10%	0.63%	0.63%
DWLD - Market Price	20.86%	6.78%	8.15%	0.63%	0.63%
MSCI ACWI®	17.46%	9.43%	10.03%
The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. The Adviser has contractually agreed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65% until March 1, 2025. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be modified prior to that date, without the consent of the Board of Trustees. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.
Average Annual Total Return for periods ended March 31, 2024

	1-Year	5-Year	Since Fund's Inception (01/11/17)
DWLD - Net Asset Value (NAV)	24.22%	8.18%	8.27%
DWLD - Market Price	24.40%	8.15%	8.29%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Management’s Discussion of Fund Performance
Performance Overview
Davis Select International ETF’s net asset value and market price returns1 (19.27% and 18.89%, respectively) outperformed the 17.69% return of the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the six-month period ended April 30, 2024 (the “period”).
Index Overview
MSCI
•
Strongest performing sectors2
-
Information Technology (+29%), Industrials (+26%), and Financials (+20%)
•
Weakest performing sectors
-
Consumer Staples (+4%), Utilities (+12%), and Communication Services (+12%)
Contributors3 to Performance
•
Information Technology - outperformed the Index sector (+36% vs +29%) and overweight (average weighting 15% vs 13%)
-
Tokyo Electron4 (+72%) - largest individual contributor
-
Hollysys Automation Technologies (+14%)
•
Industrials - outperformed the Index sector (+46% vs +26%)
-
Ferguson (+43%) and Schneider Electric (+50%)
•
Consumer Discretionary - outperformed the Index sector (+17% vs +16%)
-
Coupang (+32%), Meituan (-1%), and Naspers (+24%)
-
Meituan - fluctuation of the stock price enabled the Fund to benefit from timely purchases during the period
•
No exposure in Consumer Staples, Health Care, or Utilities and underweight in Energy (average weighting 1% vs 6%)
•
Individual holdings - Danske Bank (+28%), Teck Resources (+40%), and DBS Group Holdings (+21%)
Detractors from Performance
•
Financials - underperformed the Index sector (+10% vs +20%)
-
Ping An Insurance (-10%) and AIA Group (-15%) - two largest individual detractors
-
Julius Baer Group (-3%) and Metro Bank Holdings (-20%)
•
Underweight in Industrials (average weighting 9% vs 14%) and overweight in Consumer Discretionary (average weighting 29% vs 12%)
-
Alibaba (-8%)
•
Communication Services holding - Baidu (-2%)
•
Repurchase agreement position (cash) in a strong market (3% average position)

Davis Select International ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select International ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, China risk-generally, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, mid- and small-capitalization companies risk, and shareholder concentration risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2024, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2024, unless otherwise noted.
1 The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
2 The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
3 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
4 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Select International ETF (DINT) versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
for an investment made at NAV on March 01, 2018
Average Annual Total Return for periods ended April 30, 2024

Fund & Benchmark Index	1-Year	5-Year	Since Fund's Inception (03/01/18)	Gross Expense Ratio	Net Expense Ratio
DINT - Net Asset Value (NAV)	10.19%	2.52%	1.30%	0.66%	0.63%
DINT - Market Price	9.89%	2.45%	1.30%	0.66%	0.63%
MSCI ACWI® ex USA	9.33%	5.03%	3.65%
The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. The Adviser has contractually agreed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.75% until March 1, 2025. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be modified prior to that date, without the consent of the Board of Trustees. Effective February 1, 2024, the Adviser is voluntarily waiving 0.05% of the average net assets (5 basis points) of the Fund's Advisory fees for a 12-month period. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.
Average Annual Total Return for periods ended March 31, 2024

	1-Year	5-Year	Since Fund's Inception (03/01/18)
DINT - Net Asset Value (NAV)	6.90%	2.98%	0.85%
DINT - Market Price	6.87%	2.94%	0.86%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Fund Overview
April 30, 2024 (Unaudited)

Portfolio Composition (% of Fund’s 04/30/24 Net Assets)
Common Stock (U.S.)	96.92%
Common Stock (Foreign)	2.04%
Short-Term Investments	1.60%
Other Assets & Liabilities	(0.56)%
100.00%

Industry Weightings (% of 04/30/24 Stock Holdings)
	Fund	S&P 500®
Financial Services	25.07%	7.59%
Health Care	16.20%	12.29%
Media & Entertainment	14.97%	8.25%
Banks	13.31%	3.40%
Consumer Discretionary Distribution & Retail	8.17%	5.90%
Information Technology	7.02%	29.17%
Insurance	4.68%	2.15%
Capital Goods	4.48%	5.89%
Consumer Services	4.04%	2.07%
Materials	2.06%	2.36%
Energy	–	4.09%
Food, Beverage & Tobacco	–	2.83%
Utilities	–	2.34%
Equity REITs	–	2.02%
Consumer Staples Distribution & Retail	–	1.87%
Other	–	7.78%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 04/30/24 Net Assets)
Capital One Financial Corp.	Consumer Finance	10.48%
Meta Platforms, Inc., Class A	Media & Entertainment	10.12%
Berkshire Hathaway Inc., Class B	Financial Services	9.48%
Amazon.com, Inc.	Consumer Discretionary Distribution & Retail	8.09%
Wells Fargo & Co.	Banks	5.92%
Alphabet Inc., Class C	Media & Entertainment	4.69%
Markel Group Inc.	Property & Casualty Insurance	4.64%
Humana Inc.	Health Care Equipment & Services	4.57%
Viatris Inc.	Pharmaceuticals, Biotechnology & Life Sciences	4.43%
Cigna Group	Health Care Equipment & Services	4.22%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Fund Overview
April 30, 2024 (Unaudited)

Portfolio Composition (% of Fund’s 04/30/24 Net Assets)
Common Stock (U.S.)	78.54%
Common Stock (Foreign)	18.05%
Short-Term Investments	3.07%
Other Assets & Liabilities	0.34%
100.00%

Industry Weightings (% of 04/30/24 Stock Holdings)
	Fund	S&P 500® Financials
Banks	46.16%	25.88%
Insurance	16.41%	16.34%
Consumer Finance	14.31%	4.29%
Capital Markets	12.39%	21.25%
Financial Services	9.65%	32.24%
Consumer Discretionary Distribution & Retail	1.08%	–
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 04/30/24 Net Assets)
Capital One Financial Corp.	Consumer Finance	9.23%
Berkshire Hathaway Inc., Class B	Financial Services	7.00%
JPMorgan Chase & Co.	Banks	6.26%
Wells Fargo & Co.	Banks	5.77%
Markel Group Inc.	Property & Casualty Insurance	5.48%
Chubb Ltd.	Property & Casualty Insurance	5.37%
Fifth Third Bancorp	Banks	5.18%
Bank of New York Mellon Corp.	Capital Markets	4.95%
American Express Co.	Consumer Finance	4.60%
U.S. Bancorp	Banks	4.44%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Fund Overview
April 30, 2024 (Unaudited)

Portfolio Composition (% of Fund’s 04/30/24 Net Assets)
Common Stock (Foreign)	49.37%
Common Stock (U.S.)	48.25%
Short-Term Investments	1.69%
Other Assets & Liabilities	0.69%
100.00%

Industry Weightings (% of 04/30/24 Stock Holdings)
	Fund	MSCI ACWI®
Financial Services	14.66%	6.06%
Banks	14.37%	6.94%
Consumer Discretionary Distribution & Retail	13.00%	4.75%
Media & Entertainment	11.19%	6.24%
Consumer Services	10.43%	2.04%
Insurance	9.98%	3.08%
Health Care	8.87%	11.10%
Information Technology	6.85%	23.17%
Materials	3.48%	4.28%
Real Estate Management & Development	2.82%	0.54%
Capital Goods	1.73%	7.57%
Energy	1.05%	4.74%
Consumer Durables & Apparel	1.00%	1.61%
Food, Beverage & Tobacco	0.57%	3.34%
Utilities	–	2.58%
Other	–	11.96%
	100.00%	100.00%

Country Diversification (% of 04/30/24 Stock Holdings)
United States	49.42%
China	15.87%
South Korea	5.79%
Netherlands	4.66%
Canada	4.53%
Denmark	4.53%
Singapore	4.51%
Switzerland	4.44%
Hong Kong	2.76%
Germany	1.67%
South Africa	1.55%
United Kingdom	0.27%
100.00%

Top 10 Long-Term Holdings (% of Fund’s 04/30/24 Net Assets)
Meta Platforms, Inc., Class A	6.33%
Capital One Financial Corp.	5.26%
Meituan, Class B	5.20%
Ping An Insurance (Group) Co. of China, Ltd. - H	5.17%
Wells Fargo & Co.	4.93%
Prosus N.V., Class N	4.54%
Danske Bank A/S	4.42%
DBS Group Holdings Ltd.	4.41%
Julius Baer Group Ltd.	4.34%
Berkshire Hathaway Inc., Class B	4.31%

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Fund Overview
April 30, 2024 (Unaudited)

Portfolio Composition (% of Fund’s 04/30/24 Net Assets)
Common Stock (Foreign)	93.91%
Common Stock (U.S.)	2.20%
Short-Term Investments	3.44%
Other Assets & Liabilities	0.45%
100.00%

Industry Weightings (% of 04/30/24 Stock Holdings)
	Fund	MSCI ACWI® ex USA
Banks	19.24%	13.22%
Consumer Discretionary Distribution & Retail	18.29%	2.66%
Insurance	10.45%	4.61%
Capital Goods	9.97%	9.98%
Information Technology	9.87%	12.83%
Consumer Services	9.60%	1.89%
Materials	5.38%	7.55%
Financial Services	5.16%	3.57%
Consumer Durables & Apparel	4.45%	3.08%
Real Estate Management & Development	3.83%	1.20%
Media & Entertainment	2.69%	2.69%
Energy	1.07%	5.78%
Health Care	–	9.29%
Food, Beverage & Tobacco	–	4.24%
Automobiles & Components	–	4.04%
Other	–	13.37%
	100.00%	100.00%

Country Diversification (% of 04/30/24 Stock Holdings)
China	24.07%
South Korea	13.93%
Denmark	7.61%
Japan	7.28%
Canada	6.45%
Singapore	6.05%
Netherlands	5.21%
Hong Kong	5.07%
South Africa	5.05%
Switzerland	4.50%
France	4.22%
Germany	2.70%
Norway	2.66%
Bermuda	2.55%
United States	2.29%
United Kingdom	0.36%
100.00%

Top 10 Long-Term Holdings (% of Fund’s 04/30/24 Net Assets)
Danske Bank A/S	7.32%
Meituan, Class B	6.63%
DBS Group Holdings Ltd.	5.81%
Samsung Electronics Co., Ltd.	5.18%
Teck Resources Ltd., Class B	5.18%
Ping An Insurance (Group) Co. of China, Ltd. - H	5.17%
Prosus N.V., Class N	5.00%
AIA Group Ltd.	4.87%
Naspers Ltd. - N	4.85%
Julius Baer Group Ltd.	4.33%

DAVIS FUNDAMENTAL ETF TRUST
Expense Example (Unaudited)
As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended April 30, 2024.
Actual Expenses
The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares or annual fees to financial intermediaries. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or annual fees were included, your costs would be higher. For additional information visit the Funds’ website at www.davisetfs.com.

	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During Period* (11/01/23-04/30/24)

Davis Select U.S. Equity ETF
(annualized expense ratio 0.60%**)
Actual	$1,000.00	$1,275.95	$3.40
Hypothetical	$1,000.00	$1,021.88	$3.02

Davis Select Financial ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,267.22	$3.55
Hypothetical	$1,000.00	$1,021.73	$3.17

Davis Select Worldwide ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,225.62	$3.49
Hypothetical	$1,000.00	$1,021.73	$3.17

Davis Select International ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,192.71	$3.43
Hypothetical	$1,000.00	$1,021.73	$3.17
Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.96%)
COMMUNICATION SERVICES – (14.81%)
Media & Entertainment – (14.81%)
Alphabet Inc., Class C	136,383	$22,454,097
Meta Platforms, Inc., Class A	112,459	48,376,488
Total Communication Services		70,830,585
CONSUMER DISCRETIONARY – (12.09%)
Consumer Discretionary Distribution & Retail – (8.09%)
Amazon.com, Inc. *	221,002	38,675,350
Consumer Services – (4.00%)
MGM Resorts International *	484,765	19,119,132
Total Consumer Discretionary		57,794,482
FINANCIALS – (42.61%)
Banks – (13.17%)
JPMorgan Chase & Co.	81,251	15,579,067
U.S. Bancorp	469,180	19,062,783
Wells Fargo & Co.	477,587	28,330,461
		62,972,311
Financial Services – (24.80%)
Capital Markets – (3.50%)
Bank of New York Mellon Corp.	296,894	16,771,542
Consumer Finance – (11.82%)
American Express Co.	27,246	6,376,381
Capital One Financial Corp.	349,580	50,140,260
		56,516,641
Financial Services – (9.48%)
Berkshire Hathaway Inc., Class B *	114,278	45,337,511
		118,625,694
Insurance – (4.64%)
Property & Casualty Insurance – (4.64%)
Markel Group Inc. *	15,204	22,173,514
Total Financials		203,771,519
HEALTH CARE – (16.03%)
Health Care Equipment & Services – (11.60%)
Cigna Group	56,469	20,161,692
Humana Inc.	72,323	21,848,055
Quest Diagnostics Inc.	97,525	13,476,004
		55,485,751
Pharmaceuticals, Biotechnology & Life Sciences – (4.43%)
Viatris Inc.	1,832,121	21,197,640
Total Health Care		76,683,391
INDUSTRIALS – (4.44%)
Capital Goods – (4.44%)
AGCO Corp.	32,596	3,722,137
Owens Corning	103,985	17,491,317
Total Industrials		21,213,454
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (6.94%)
Semiconductors & Semiconductor Equipment – (6.94%)
Applied Materials, Inc.	98,376	$19,542,392
Intel Corp.	295,366	8,999,802
Texas Instruments Inc.	26,414	4,659,958
Total Information Technology		33,202,152
MATERIALS – (2.04%)
Teck Resources Ltd., Class B (Canada)	197,973	9,738,292
Total Materials		9,738,292
TOTAL COMMON STOCK – (Identified cost $307,697,491)		473,233,875

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.60%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (a)	$2,845,000	$2,845,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (b)	4,800,000	4,800,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,645,000)		7,645,000
Total Investments – (100.56%) – (Identified cost $315,342,491)		480,878,875
Liabilities Less Other Assets – (0.56%)		(2,658,158)
Net Assets – (100.00%)		$478,220,717

*	Non-income producing security.
(a)	Dated 04/30/24, repurchase value of $2,845,419 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.009%-7.00%, 10/01/31-07/20/63, total market value $2,901,900).
(b)
Dated 04/30/24, repurchase value of $4,800,707 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 05/15/24-05/15/65, total market value
$4,896,000).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.59%)
CONSUMER DISCRETIONARY – (1.05%)
Consumer Discretionary Distribution & Retail – (1.05%)
Prosus N.V., Class N (Netherlands)	58,655	$1,962,594
Total Consumer Discretionary		1,962,594
FINANCIALS – (95.54%)
Banks – (44.58%)
Bank of America Corp.	122,299	4,526,286
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	95,283	3,239,622
Danske Bank A/S (Denmark)	273,404	7,870,477
DBS Group Holdings Ltd. (Singapore)	310,294	7,899,279
DNB Bank ASA (Norway)	178,535	3,111,712
Fifth Third Bancorp	266,419	9,713,637
JPMorgan Chase & Co.	61,232	11,740,624
M&T Bank Corp.	18,407	2,657,787
Metro Bank Holdings PLC (United Kingdom) *	1,059,800	442,747
PNC Financial Services Group, Inc.	53,660	8,223,931
Truist Financial Corp.	134,912	5,065,946
U.S. Bancorp	205,255	8,339,511
Wells Fargo & Co.	182,369	10,818,129
		83,649,688
Financial Services – (35.11%)
Capital Markets – (11.96%)
Bank of New York Mellon Corp.	164,559	9,295,938
Charles Schwab Corp.	33,931	2,509,197
Julius Baer Group Ltd. (Switzerland)	151,177	8,111,908
State Street Corp.	34,957	2,534,033
		22,451,076
Consumer Finance – (13.83%)
American Express Co.	36,901	8,635,941
Capital One Financial Corp.	120,663	17,306,694
		25,942,635
Financial Services – (9.32%)
Berkshire Hathaway Inc., Class B *	33,117	13,138,507
Rocket Companies, Inc., Class A *	354,920	4,358,418
		17,496,925
		65,890,636
Insurance – (15.85%)
Life & Health Insurance – (0.66%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	271,500	1,230,460
Property & Casualty Insurance – (14.12%)
Chubb Ltd.	40,560	10,084,838
Loews Corp.	81,409	6,117,886
Markel Group Inc. *	7,051	10,283,179
		26,485,903
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (1.07%)
Everest Group, Ltd.	5,507	$2,017,820
		29,734,183
Total Financials		179,274,507
TOTAL COMMON STOCK – (Identified cost $144,345,450)		181,237,101

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (3.07%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (a)	$2,143,000	$2,143,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (b)	3,615,000	3,615,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,758,000)		5,758,000
Total Investments – (99.66%) – (Identified cost $150,103,450)		186,995,101
Other Assets Less Liabilities – (0.34%)		637,855
Net Assets – (100.00%)		$187,632,956

*	Non-income producing security.
(a)	Dated 04/30/24, repurchase value of $2,143,315 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 09/01/33-07/20/63, total market value $2,185,860).
(b)
Dated 04/30/24, repurchase value of $3,615,532 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 05/15/24-05/15/65, total market value
$3,687,300).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.62%)
COMMUNICATION SERVICES – (10.93%)
Media & Entertainment – (10.93%)
Alphabet Inc., Class C	51,259	$8,439,282
IAC Inc. *	46,322	2,203,074
Liberty Media Corp., Liberty Formula One, Series A *	49,378	3,074,768
Meta Platforms, Inc., Class A	43,975	18,916,726
Total Communication Services		32,633,850
CONSUMER DISCRETIONARY – (23.84%)
Consumer Discretionary Distribution & Retail – (12.69%)
Amazon.com, Inc. *	64,038	11,206,650
Coupang, Inc., Class A (South Korea) *	122,006	2,745,135
JD.com, Inc., Class A, ADR (China)	202,641	5,854,298
Naspers Ltd. - N (South Africa)	23,594	4,515,364
Prosus N.V., Class N (Netherlands)	405,620	13,572,028
		37,893,475
Consumer Durables & Apparel – (0.97%)
Fila Holdings Corp. (South Korea)	98,651	2,904,048
Consumer Services – (10.18%)
Delivery Hero SE (Germany) *	173,716	4,860,148
Meituan, Class B (China) *	1,138,040	15,539,400
MGM Resorts International *	253,789	10,009,438
		30,408,986
Total Consumer Discretionary		71,206,509
CONSUMER STAPLES – (0.56%)
Food, Beverage & Tobacco – (0.56%)
Darling Ingredients Inc. *	39,064	1,655,142
Total Consumer Staples		1,655,142
ENERGY – (1.02%)
Tourmaline Oil Corp. (Canada)	62,505	3,054,761
Total Energy		3,054,761
FINANCIALS – (38.08%)
Banks – (14.03%)
Danske Bank A/S (Denmark)	458,841	13,208,650
DBS Group Holdings Ltd. (Singapore)	517,039	13,162,470
Metro Bank Holdings PLC (United Kingdom) *	1,894,348	791,392
Wells Fargo & Co.	248,419	14,736,215
		41,898,727
Financial Services – (14.31%)
Capital Markets – (4.74%)
Julius Baer Group Ltd. (Switzerland)	241,330	12,949,369
Noah Holdings Ltd., Class A, ADS (China)	95,866	1,205,036
		14,154,405
Consumer Finance – (5.26%)
Capital One Financial Corp.	109,481	15,702,859
Financial Services – (4.31%)
Berkshire Hathaway Inc., Class B *	32,482	12,886,584
		42,743,848
Insurance – (9.74%)
Life & Health Insurance – (7.86%)
AIA Group Ltd. (Hong Kong)	1,096,890	8,034,010
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,407,015	15,440,863
		23,474,873
Property & Casualty Insurance – (1.88%)
Markel Group Inc. *	3,843	5,604,631
		29,079,504
Total Financials		113,722,079
HEALTH CARE – (8.66%)
Health Care Equipment & Services – (6.09%)
Cigna Group	17,659	6,304,969
Humana Inc.	31,520	9,521,877
Quest Diagnostics Inc.	17,120	2,365,642
		18,192,488
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (2.57%)
Viatris Inc.	661,413	$7,652,548
Total Health Care		25,845,036
INDUSTRIALS – (1.69%)
Capital Goods – (1.69%)
AGCO Corp.	21,064	2,405,298
Owens Corning	15,644	2,631,477
Total Industrials		5,036,775
INFORMATION TECHNOLOGY – (6.69%)
Semiconductors & Semiconductor Equipment – (2.66%)
Applied Materials, Inc.	39,991	7,944,212
Software & Services – (0.27%)
Clear Secure, Inc., Class A	47,029	821,597
Technology Hardware & Equipment – (3.76%)
Samsung Electronics Co., Ltd. (South Korea)	201,808	11,217,828
Total Information Technology		19,983,637
MATERIALS – (3.40%)
Teck Resources Ltd., Class B (Canada)	206,513	10,158,374
Total Materials		10,158,374
REAL ESTATE – (2.75%)
Real Estate Management & Development – (2.75%)
KE Holdings Inc., Class A, ADR (China)	543,858	8,223,133
Total Real Estate		8,223,133
TOTAL COMMON STOCK – (Identified cost $244,639,863)		291,519,296

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.69%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (a)	$1,884,000	$1,884,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (b)	3,178,000	3,178,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,062,000)		5,062,000
Total Investments – (99.31%) – (Identified cost $249,701,863)		296,581,296
Other Assets Less Liabilities – (0.69%)		2,053,727
Net Assets – (100.00%)		$298,635,023

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 04/30/24, repurchase value of $1,884,277 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 7.50%, 01/01/31-04/15/59, total market value $1,921,680).
(b)
Dated 04/30/24, repurchase value of $3,178,468 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 05/15/24-05/15/65, total market value
$3,241,560).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.11%)
COMMUNICATION SERVICES – (2.59%)
Media & Entertainment – (2.59%)
Baidu, Inc., Class A, ADR (China) *	42,674	$4,412,492
Total Communication Services		4,412,492
CONSUMER DISCRETIONARY – (31.08%)
Consumer Discretionary Distribution & Retail – (17.58%)
Alibaba Group Holding Ltd., ADR (China)	29,614	2,216,608
Coupang, Inc., Class A (South Korea) *	297,786	6,700,185
JD.com, Inc., Class A, ADR (China)	147,233	4,253,561
Naspers Ltd. - N (South Africa)	43,258	8,278,613
Prosus N.V., Class N (Netherlands)	255,115	8,536,137
		29,985,104
Consumer Durables & Apparel – (4.28%)
Fila Holdings Corp. (South Korea)	247,909	7,297,844
Consumer Services – (9.22%)
Delivery Hero SE (Germany) *	158,289	4,428,539
Meituan, Class B (China) *	827,680	11,301,580
		15,730,119
Total Consumer Discretionary		53,013,067
ENERGY – (1.02%)
Tourmaline Oil Corp. (Canada)	35,760	1,747,672
Total Energy		1,747,672
FINANCIALS – (33.49%)
Banks – (18.49%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	123,002	4,182,068
Danske Bank A/S (Denmark)	433,689	12,484,600
DBS Group Holdings Ltd. (Singapore)	389,389	9,912,833
DNB Bank ASA (Norway)	250,101	4,359,046
Metro Bank Holdings PLC (United Kingdom) *	1,426,437	595,915
		31,534,462
Financial Services – (4.96%)
Capital Markets – (4.96%)
Julius Baer Group Ltd. (Switzerland)	137,488	7,377,379
Noah Holdings Ltd., Class A, ADS (China)	86,199	1,083,521
		8,460,900
Insurance – (10.04%)
Life & Health Insurance – (10.04%)
AIA Group Ltd. (Hong Kong)	1,135,090	8,313,800
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,944,836	8,814,151
		17,127,951
Total Financials		57,123,313
INDUSTRIALS – (9.58%)
Capital Goods – (9.58%)
Ferguson plc	17,822	3,757,873
ITOCHU Corp. (Japan)	125,600	5,666,410
Schneider Electric SE (France)	30,343	6,918,610
Total Industrials		16,342,893
INFORMATION TECHNOLOGY – (9.48%)
Semiconductors & Semiconductor Equipment – (3.67%)
Tokyo Electron Ltd. (Japan)	28,550	6,262,321
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (5.81%)
Hollysys Automation Technologies Ltd. (China) *	46,533	$1,083,753
Samsung Electronics Co., Ltd. (South Korea)	158,863	8,830,660
		9,914,413
Total Information Technology		16,176,734
MATERIALS – (5.18%)
Teck Resources Ltd., Class B (Canada)	179,434	8,826,358
Total Materials		8,826,358
REAL ESTATE – (3.69%)
Real Estate Management & Development – (3.69%)
KE Holdings Inc., Class A, ADR (China)	415,716	6,285,626
Total Real Estate		6,285,626
TOTAL COMMON STOCK – (Identified cost $157,971,565)		163,928,155

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (3.44%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (a)	$2,188,000	$2,188,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (b)	3,691,000	3,691,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,879,000)		5,879,000
Total Investments – (99.55%) – (Identified cost $163,850,565)		169,807,155
Other Assets Less Liabilities – (0.45%)		760,717
Net Assets – (100.00%)		$170,567,872

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 04/30/24, repurchase value of $2,188,322 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 7.50%, 11/20/25-02/01/54, total market value $2,231,760).
(b)
Dated 04/30/24, repurchase value of $3,691,543 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 05/15/24-05/15/65, total market value
$3,764,820).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Assets and Liabilities
At April 30, 2024 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$480,878,875	$186,995,101	$296,581,296	$169,807,155
Cash	207	921	650	168
Receivables:
Capital stock sold	1,951,094	–	1,643,023	–
Dividends and interest	190,143	774,786	619,790	893,899
Prepaid expenses	12,146	5,573	8,073	4,805
Due from Adviser	–	–	–	7,548
Total assets	483,032,465	187,776,381	298,852,832	170,713,575

LIABILITIES:
Payables:
Investment securities purchased	4,507,319	–	–	–
Accrued audit fees	10,260	10,260	10,260	10,260
Accrued accounting, custodian, and transfer agent fees	36,218	29,059	48,100	42,397
Accrued investment advisory fees	244,512	94,857	149,119	84,770
Other accrued expenses	13,439	9,249	10,330	8,276
Total liabilities	4,811,748	143,425	217,809	145,703

NET ASSETS	$478,220,717	$187,632,956	$298,635,023	$170,567,872

SHARES OUTSTANDING	12,450,000	5,800,000	9,250,000	8,600,000

NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$38.41	$32.35	$32.28	$19.83

NET ASSETS CONSIST OF:
Paid-in capital	$309,884,340	$145,412,311	$266,624,267	$192,397,916

Distributable earnings (losses)	168,336,377	42,220,645	32,010,756	(21,830,044)
Net Assets	$478,220,717	$187,632,956	$298,635,023	$170,567,872

*Including:
Cost of investments	$315,342,491	$150,103,450	$249,701,863	$163,850,565
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Operations
For the six months ended April 30, 2024 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$2,800,195	$2,749,813	$2,896,730	$2,176,139
Interest	303,301	75,022	48,551	115,551
Total income	3,103,496	2,824,835	2,945,281	2,291,690

Expenses:
Investment advisory fees (Note 3)	1,180,445	491,464	747,546	433,769
Accounting, custodian, and transfer agent fees	42,298	35,007	56,443	49,827
Audit fees	10,260	10,260	10,260	10,260
Legal fees	11,293	4,547	6,946	3,964
Reports to shareholders	6,854	5,050	5,985	3,636
Trustees’ fees and expenses	14,607	7,346	10,228	6,694
Registration and filing fees	17	7	10	6
Miscellaneous	14,251	11,174	12,899	11,187
Total expenses	1,280,025	564,855	850,317	519,343
Reimbursement/waiver of expenses by Adviser (Note 3)	–	–	–	(20,020)
Net expenses	1,280,025	564,855	850,317	499,323
Net investment income	1,823,471	2,259,980	2,094,964	1,792,367

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	573,715	(70,555)	11,293,630	2,907,500
In-kind redemptions	1,053,559	4,103,989	692,803	1,035,430
Foreign currency transactions	1,748	(1,505)	(5,846)	(7,330)
Net realized gain	1,629,022	4,031,929	11,980,587	3,935,600
Net change in unrealized appreciation (depreciation)	93,584,539	34,898,258	40,137,229	22,250,676
Net realized and unrealized gain on investments and foreign currency transactions	95,213,561	38,930,187	52,117,816	26,186,276
Net increase in net assets resulting from operations	$97,037,032	$41,190,167	$54,212,780	$27,978,643

*Net of foreign taxes withheld of	$5,180	$173,595	$255,446	$289,829
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Changes in Net Assets
For the six months ended April 30, 2024 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

OPERATIONS:
Net investment income	$1,823,471	$2,259,980	$2,094,964	$1,792,367

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	1,629,022	4,031,929	11,980,587	3,935,600

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	93,584,539	34,898,258	40,137,229	22,250,676
Net increase in net assets resulting from operations	97,037,032	41,190,167	54,212,780	27,978,643

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(13,686,150)	(4,293,180)	(3,285,150)	(2,770,200)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,734,336	11,553,493	9,208,925	4,336,471
Cost of shares redeemed	(1,984,923)	(14,946,514)	(2,833,369)	(3,673,385)
Net increase (decrease) in net assets resulting from capital share transactions	44,749,413	(3,393,021)	6,375,556	663,086
Total increase in net assets	128,100,295	33,503,966	57,303,186	25,871,529

NET ASSETS:
Beginning of period	350,120,422	154,128,990	241,331,837	144,696,343
End of period	$478,220,717	$187,632,956	$298,635,023	$170,567,872

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	11,250,000	5,900,000	9,050,000	8,550,000
Shares sold	1,250,000	400,000	300,000	250,000
Shares redeemed	(50,000)	(500,000)	(100,000)	(200,000)

Shares outstanding, end of period	12,450,000	5,800,000	9,250,000	8,600,000
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Changes in Net Assets
For the year ended October 31, 2023

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

OPERATIONS:
Net investment income	$4,421,155	$3,737,515	$3,360,655	$2,696,544

Net realized gain (loss) from investments, in-kind redemptions, and foreign currency transactions	13,103,088	3,635,105	2,080,003	(6,248,509)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	39,875,036	(8,163,353)	40,053,349	20,225,029
Net increase (decrease) in net assets resulting from operations	57,399,279	(790,733)	45,494,007	16,673,064

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(3,780,050)	(5,746,750)	(1,711,200)	(497,250)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,515,511	–	13,574,773	36,860,849
Cost of shares redeemed	(31,871,396)	(12,614,725)	(23,143,521)	(25,339,674)
Net increase (decrease) in net assets resulting from capital share transactions	(22,355,885)	(12,614,725)	(9,568,748)	11,521,175
Total increase (decrease) in net assets	31,263,344	(19,152,208)	34,214,059	27,696,989

NET ASSETS:
Beginning of year	318,857,078	173,281,198	207,117,778	116,999,354
End of year	$350,120,422	$154,128,990	$241,331,837	$144,696,343

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	12,050,000	6,350,000	9,400,000	8,100,000
Shares sold	350,000	–	500,000	1,950,000
Shares redeemed	(1,150,000)	(450,000)	(850,000)	(1,500,000)

Shares outstanding, end of year	11,250,000	5,900,000	9,050,000	8,550,000
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements
April 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds: Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).
Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).
Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.
Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.
Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.
Because of the risk inherent in any investment program, the Trust cannot ensure that the investment objective of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds’ Board of Trustees has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of April 30, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$70,830,585	$–	$32,633,850	$4,412,492
Consumer Discretionary	57,794,482	–	29,815,521	13,170,354
Consumer Staples	–	–	1,655,142	–
Energy	–	–	3,054,761	1,747,672
Financials	203,771,519	150,607,924	50,135,325	5,265,589
Health Care	76,683,391	–	25,845,036	–
Industrials	21,213,454	–	5,036,775	–
Information Technology	33,202,152	–	8,765,809	1,083,753
Materials	9,738,292	–	10,158,374	8,826,358
Real Estate	–	–	8,223,133	6,285,626
Total Level 1	473,233,875	150,607,924	175,323,726	40,791,844
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	–	1,962,594	41,390,988	39,842,713
Financials	–	28,666,583	63,586,754	51,857,724
Industrials	–	–	–	16,342,893
Information Technology	–	–	11,217,828	15,092,981
Short-Term Investments	7,645,000	5,758,000	5,062,000	5,879,000
Total Level 2	7,645,000	36,387,177	121,257,570	129,015,311
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$480,878,875	$186,995,101	$296,581,296	$169,807,155

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended April 30, 2024, there were no forward currency contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2020.
Capital losses will be carried forward to future years if not offset by gains. At October 31, 2023, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Select Worldwide ETF	Davis Select International ETF
Character
Short-term	$17,133,631	$18,384,287
Long-term	10,274,779	13,633,358
Total	$27,408,410	$32,017,645
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At April 30, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$315,343,177	$150,546,471	$250,672,308	$165,120,254

Unrealized appreciation	176,089,651	44,459,654	73,090,294	27,344,665
Unrealized depreciation	(10,553,953)	(8,011,024)	(27,181,306)	(22,657,764)
Net unrealized appreciation	$165,535,698	$36,448,630	$45,908,988	$4,686,901
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, corporate actions, in-kind transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) during the six months ended April 30, 2024 were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost of purchases	$37,868,591	$4,022,568	$48,740,870	$21,422,839
Proceeds from sales	26,354,405	1,024,905	49,460,691	24,005,869
The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the six months ended April 30, 2024 were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost of in-kind purchases	$33,069,616	$–	$2,523,086	$2,079,910
Proceeds from in-kind redemptions	1,277,300	13,882,013	2,626,500	2,565,960
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2024 (Unaudited)
NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
As of April 30, 2024, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
27%	37%	21%	45%
Investment activities of this shareholder could have a material impact on the Funds.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2025. The agreement cannot be modified prior to that date, without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. Effective February 1, 2024, the Adviser is voluntarily waiving 0.05% of the average net assets (5 basis points) of Davis Select International ETF Advisory fees for a 12-month period. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. During the six months ended April 30, 2024, such reimbursements for Davis Select International ETF amounted to $20,020.
Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.
Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.
NOTE 4 - CAPITAL STOCK
As of April 30, 2024, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DAVIS FUNDAMENTAL ETF TRUST
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Six months ended April 30, 2024[e]	$31.12	$0.16	$8.32	$8.48
Year ended October 31, 2023	$26.46	$0.39	$4.60	$4.99
Year ended October 31, 2022	$35.03	$0.31	$(8.50)	$(8.19)
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89
Year ended October 31, 2020	$24.59	$0.15	$0.84	$0.99
Year ended October 31, 2019	$22.78	$0.18	$2.18	$2.36
Davis Select Financial ETF:
Six months ended April 30, 2024[e]	$26.12	$0.38	$6.56	$6.94
Year ended October 31, 2023	$27.29	$0.61	$(0.87)	$(0.26)
Year ended October 31, 2022	$32.03	$0.51	$(4.56)	$(4.05)
Year ended October 31, 2021	$19.31	$0.39	$12.68	$13.07
Year ended October 31, 2020	$24.34	$0.35	$(4.74)	$(4.39)
Year ended October 31, 2019	$23.01	$0.36	$1.61	$1.97
Davis Select Worldwide ETF:
Six months ended April 30, 2024[e]	$26.67	$0.23	$5.74	$5.97
Year ended October 31, 2023	$22.03	$0.36	$4.47	$4.83
Year ended October 31, 2022	$31.04	$0.28	$(8.99)	$(8.71)
Year ended October 31, 2021	$26.32	$0.17	$4.63	$4.80
Year ended October 31, 2020	$23.58	$0.07	$3.24	$3.31
Year ended October 31, 2019	$22.53	$0.14	$1.71	$1.85
Davis Select International ETF:
Six months ended April 30, 2024[e]	$16.92	$0.21	$3.02	$3.23
Year ended October 31, 2023	$14.44	$0.32	$2.23	$2.55
Year ended October 31, 2022	$20.53	$0.26	$(5.93)	$(5.67)
Year ended October 31, 2021	$20.62	$0.24	$(0.27)	$(0.03)
Year ended October 31, 2020	$17.93	$0.05	$3.13	$3.18
Year ended October 31, 2019	$16.32	$0.19	$1.48	$1.67

a	Per share calculations were based on average shares outstanding for the period.
b
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with  all  dividends and  distributions  reinvested  in  additional  shares  on  the  reinvestment  date,  and  sale  at  the  market  price  calculated  on  the  last  business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income Ratio	Portfolio Turnover[d]

$(0.38)	$(0.81)	$(1.19)	$38.41	27.60%	$38.42	27.67%	$478,221	0.60%[f]	0.60%[f]	0.85%[f]	6%
$(0.32)	$(0.01)	$(0.33)	$31.12	19.06%	$31.11	18.88%	$350,120	0.61%	0.61%	1.28%	18%
$(0.18)	$(0.20)	$(0.38)	$26.46	(23.61)%	$26.49	(23.54)%	$318,857	0.61%	0.61%	0.99%	12%
$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%
$(0.29)	$–	$(0.29)	$25.29	4.02%	$25.29	4.00%	$268,119	0.62%	0.62%	0.62%	16%
$(0.15)	$(0.40)	$(0.55)	$24.59	10.94%	$24.59	10.82%	$206,541	0.63%	0.63%	0.78%	12%

$(0.62)	$(0.09)	$(0.71)	$32.35	26.72%	$32.33	27.01%	$187,633	0.63%[f]	0.63%[f]	2.53%[f]	1%
$(0.59)	$(0.32)	$(0.91)	$26.12	(1.02)%	$26.05	(1.39)%	$154,129	0.64%	0.64%	2.23%	7%
$(0.40)	$(0.29)	$(0.69)	$27.29	(12.89)%	$27.32	(12.91)%	$173,281	0.63%	0.63%	1.77%	7%
$(0.35)	$–	$(0.35)	$32.03	68.35%	$32.07	68.71%	$229,013	0.62%	0.62%	1.40%	10%
$(0.36)	$(0.28)	$(0.64)	$19.31	(18.70)%	$19.32	(18.68)%	$125,496	0.64%	0.64%	1.66%	20%
$(0.27)	$(0.37)	$(0.64)	$24.34	9.15%	$24.36	9.13%	$144,852	0.64%	0.64%	1.59%	15%

$(0.36)	$–	$(0.36)	$32.28	22.56%	$32.39	23.04%	$298,635	0.63%[f]	0.63%[f]	1.54%[f]	18%
$(0.19)	$–	$(0.19)	$26.67	21.94%	$26.65	21.72%	$241,332	0.63%	0.63%	1.34%	15%
$(0.30)	$–	$(0.30)	$22.03	(28.27)%	$22.06	(28.03)%	$207,118	0.63%	0.63%	1.06%	17%
$(0.08)	$–	$(0.08)	$31.04	18.22%	$30.97	18.00%	$384,858	0.62%	0.62%	0.53%	32%
$(0.57)	$–	$(0.57)	$26.32	14.14%	$26.34	14.14%	$284,254	0.63%	0.63%	0.29%	28%
$(0.13)	$(0.67)	$(0.80)	$23.58	8.99%	$23.60	8.97%	$225,199	0.63%	0.63%	0.63%	17%

$(0.32)	$–	$(0.32)	$19.83	19.27%	$19.84	18.89%	$170,568	0.66%[f]	0.63%[f]	2.27%[f]	14%
$(0.07)	$–	$(0.07)	$16.92	17.60%	$16.98	18.11%	$144,696	0.66%	0.66%	1.75%	13%
$(0.42)	$–	$(0.42)	$14.44	(28.12)%	$14.43	(28.00)%	$116,999	0.66%	0.66%	1.45%	14%
$(0.06)	$–	$(0.06)	$20.53	(0.16)%	$20.48	(0.41)%	$258,709	0.64%	0.64%	1.05%	11%
$(0.49)	$–	$(0.49)	$20.62	17.94%	$20.66	17.86%	$236,133	0.65%	0.65%	0.28%	34%
$(0.06)	$–	$(0.06)	$17.93	10.37%	$17.98	10.50%	$133,609	0.68%	0.68%	1.09%	19%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

e	Unaudited.
f	Annualized.
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Tailored Shareholder Report
Beginning in July 2024, as required by regulations adopted by the SEC, the Funds will be producing a Tailored Shareholder Report, which, together with Form N-CSR, will replace the current Annual and Semi-Annual reports that investors receive today. The Tailored Shareholder Report is intended to make the content more concise and easier for investors to understand. These new reports will include class-specific information, such as simplified expense presentation, fund performance details including returns, graphical representation of holdings, and material changes from the prior year to help investors monitor their fund by share class.
There is no action needed on your part:
•
If you currently elect to receive shareholder reports electronically, you will receive the new Tailored Shareholder Report in this way.
•
If you currently receive printed reports or postcard notices via mail, the new Tailored Shareholder Report will be mailed to you.
Detailed information (such as complete financial statements) will not be included in the Tailored Shareholder Report but will be available online, and if requested, delivered via email or in paper free of charge. This detailed information will be filed on a semi-annual basis on Form N-CSR. Please contact your financial intermediary to inform them if you wish to receive paper or email copies of the more detailed information and whether this will apply to all funds held with your financial intermediary.

DAVIS FUNDAMENTAL ETF TRUST
Trustees and Officers
For the purpose of their service as Trustees and Officers to the Davis Fundamental ETF Trust, the business address for each of the Trustees and Officers is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Trustee serves until retirement, resignation, death, or removal.

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

Ralph J. Egizi (03/31/48) Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments, Eastman Chemical Company (manufacturer of chemicals, fibers, and plastics), from 1999 to 2013.	4	None

Thomas D. Tays (03/07/57) Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	Director, Davis Funds SICAV.

Interested Trustee*

Kenneth C. Eich (08/14/53) Trustee/Chairman since 2016	Chief Operating Officer, Davis Selected Advisers, L.P.	4	None
* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the 1940 Act.
Officers
Lisa J. Cohen (born 04/25/89, Officer of Davis Fundamental ETF Trust since 2021). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser. Prior to assuming these positions, Ms. Cohen worked for Honeywell International, Inc. (01/2020-06/2021) and as an attorney at Davis Selected Advisers, L.P. (12/2015-01/2020).
Christopher C. Davis (born 07/13/65, Officer of Davis Fundamental ETF Trust since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director, Davis Funds, Selected Funds, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Officer of Davis Fundamental ETF Trust since 2016). Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Officer of Davis Fundamental ETF Trust since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Officer of Davis Fundamental ETF Trust since 2023). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser. Prior to assuming these positions, Ms. McLoughry spent nearly 18 years in the Fund Accounting department at Davis Selected Advisers, L.P.
Jeffrey M. Pittman (born 03/03/72, Officer of Davis Fundamental ETF Trust since 2021). Assistant Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios); Assistant Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser. Prior to assuming these positions, Mr. Pittman spent 12 years in the Legal department at Davis Selected Advisers, L.P.

DAVIS FUNDAMENTAL ETF TRUST
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279
Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, Massachusetts 02114
Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202
Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds' website at www.davisetfs.com. Fact Sheets are available on the Funds' website at www.davisetfs.com.

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ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Thomas Tays and Ralph Egizi.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 26, 2024

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: June 26, 2024